DocumentAndEntityInformation	Nov. 03, 2026
Document Information Line Items
Entity Central Index Key	0000790359
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	NBT BANCORP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-14703
Entity Tax Identification Number	16-1268674
Entity Address, Address Line One	52 South Broad Street
Entity Address, City or Town	Norwich
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13815
City Area Code	607
Local Phone Number	337-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NBTB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false